Net Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) attributable to the investees	$ 85,555	$ 428,319	$ 313,364
Denominator:
Weighted average ordinary shares outstanding	235,164	228,814	226,921
Basic net income per share attributable to Weibo's shareholders (in dollars per share)	$ 0.36	$ 1.87	$ 1.38
Numerator:
Net income (loss) attributable to the investees	$ 85,555	$ 428,319	$ 313,364
Denominator:
Weighted average ordinary shares outstanding	235,164	228,814	226,921
Shares used in computing diluted net income per share attributable to Weibo's shareholders	236,407	230,206	227,637
Diluted net income per share attributable to Weibo's shareholders	$ 0.36	$ 1.86	$ 1.38
Options and RSUs
Anti-dilutive share
Effects of dilutive securities (in shares)	1,200	1,400	700
Anti-dilutive share excluded from the calculation of diluted net income per share	6,500	400	900
Employee and Non-Employee stock options
Anti-dilutive share
Effects of dilutive securities (in shares)		68	71
Restricted share units
Anti-dilutive share
Effects of dilutive securities (in shares)	1,243	1,324	645
Convertible Debt [Member]
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	5,900	6,800	6,800